Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended	2 Months Ended			3 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended	14 Months Ended			15 Months Ended		17 Months Ended		18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended		23 Months Ended		24 Months Ended	25 Months Ended	26 Months Ended		27 Months Ended		30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	37 Months Ended	38 Months Ended		39 Months Ended	44 Months Ended	45 Months Ended	50 Months Ended	51 Months Ended	62 Months Ended	74 Months Ended	86 Months Ended
	Dec. 31, 2023	Aug. 08, 2023	Jun. 30, 2023	May 04, 2023	Jan. 10, 2023	Jun. 07, 2022	Nov. 02, 2021	Mar. 23, 2021	May 02, 2018	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2021	Jun. 30, 2018	Mar. 31, 2023	Jun. 30, 2021	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2021	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2022	Jun. 30, 2019	Mar. 31, 2024	Jun. 30, 2022	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2022	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2020	Mar. 31, 2025	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Account Value [Line Items]
Accumulated Value									$ 10,000				$ 9,983																		$ 8,487															$ 6,094									$ 9,509				$ 13,077		$ 12,848	$ 14,995	$ 17,720
USCF Sustainable Battery Metals Strategy Fund
Account Value [Line Items]
Accumulated Value					$ 10,000									$ 9,359				$ 8,974				$ 7,692					$ 6,859					$ 6,199				$ 6,050			$ 5,938				$ 5,508				$ 6,315		$ 6,050
USCF Energy Commodity Strategy Absolute Return Fund
Account Value [Line Items]
Accumulated Value				$ 10,000							$ 10,300						$ 12,689			$ 11,015					$ 13,254				$ 13,980						$ 13,125			$ 13,440				$ 13,978			$ 13,135
USCF Sustainable Commodity Strategy Fund
Account Value [Line Items]
Accumulated Value		$ 10,000														$ 8,857								$ 7,863										$ 7,659							$ 7,977
USCF Midstream Energy Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name																										USCF Midstream Energy Income Fund - NAV
Accumulated Value								$ 10,000							$ 12,183								$ 12,258										$ 13,494							$ 14,858								$ 15,594				$ 17,032				$ 20,109		$ 24,321		$ 25,479
USCF Dividend Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name																										USCF Dividend Income Fund - NAV
Accumulated Value						$ 10,000				$ 9,301									$ 10,210									$ 10,343									$ 10,856							$ 11,407						$ 12,718			$ 13,356
Commodity Derivatives Sector [Member]
Account Value [Line Items]
Accumulated Value	$ 11,352		$ 10,516				$ 10,000					$ 10,240									$ 10,238									$ 10,388																					$ 12,369			$ 14,061			$ 16,925
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value									10,000				10,352																		11,431															12,289									17,301				15,465		18,495	23,037	26,530
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	10,672		9,878				10,000					10,319									8,259									8,450																					12,303			13,341			14,169
S&P 500 Index
Account Value [Line Items]
Accumulated Value					10,000									9,812				9,561				10,011					9,548					9,757				10,039			10,107				10,061				10,955		10,618
S&P 500 Index
Account Value [Line Items]
Accumulated Value				10,000							10,913						10,556			11,790					13,034				13,593						14,393			14,740				14,110			15,654
S & P 500 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000														10,674								12,306										13,344							14,172
S & P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Accumulated Value								10,000							11,031								12,319										9,860							10,088								11,792				12,740				14,688		15,927		16,915
S & P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Accumulated Value									10,000				9,797																		9,135															7,548									10,990				13,657		12,344	12,961	13,709
SummerHaven Dynamic Commodity Index Total Return [Member]
Account Value [Line Items]
Accumulated Value									$ 10,000				$ 10,008																		$ 8,579															$ 6,224									$ 9,631				$ 13,261		$ 13,147	$ 15,475	$ 18,404
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Accumulated Value	10,174		10,188				10,000					9,517									11,271									11,048																					10,697			10,721			11,314
Bloomberg Gold Subindex Total Return [Member]
Account Value [Line Items]
Accumulated Value	$ 11,432		$ 10,677				$ 10,000					$ 10,208									$ 10,051									$ 10,132																					$ 12,879			$ 14,475			$ 18,004
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Accumulated Value					10,000									10,526				11,446				11,072					12,366					13,672				14,257			15,096				15,460				14,800		16,419
Bloomberg Electrification Metals TR Index [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000									$ 9,470				$ 8,621				$ 7,727					$ 7,095					$ 6,913				$ 6,942			$ 6,893				$ 6,278				$ 6,838		$ 6,726
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Accumulated Value				10,000							10,078						10,553			10,064					10,285				10,582						10,654			10,606				11,548			11,192
Bloomberg Energy Subindex Total Return [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000							$ 10,894						$ 13,028			$ 10,664					$ 11,181				$ 11,515						$ 10,227			$ 10,790				$ 11,974			$ 10,664
Bloom berg Commodity Index Total Return
Account Value [Line Items]
Accumulated Value		$ 10,000														$ 9,532								$ 10,022										$ 10,045							$ 10,600
Alerian Midstream Energy Select Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Alerian Midstream Energy Select Total Return Index℠
Accumulated Value								$ 10,000							$ 12,122								$ 11,950										$ 13,142							$ 14,239								$ 15,113				$ 16,488				$ 19,581		$ 23,598		$ 25,129
S & P 500 Index
Account Value [Line Items]
Accumulated Value						10,000				9,108									9,319									10,893									11,768							13,568						14,712			15,625
S&P 500 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Value Total Return Index℠
Accumulated Value						$ 10,000				$ 9,114									$ 9,750									$ 10,935									$ 11,917							$ 12,607						$ 13,382			$ 13,821